UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1. Schedules of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 90.6%(a)

COMMERCIAL SERVICES SECTOR - 10.0%
	Advertising/Marketing Services - 3.9%
1,169,800	Interpublic Group of Cos. Inc.	$12,891,196
914,722	MDC Partners Inc.	10,336,359
		23,227,555
	Miscellaneous Commercial Services - 1.8%
194,230	Cardtronics Inc. *	4,611,020
174,226	G & K Services Inc.	5,949,818
		10,560,838
	Personnel Services - 4.3%
168,800	ManpowerGroup	7,163,872
330,411	Robert Half International Inc.	10,513,678
523,920	TrueBlue Inc. *	8,251,740
		25,929,290

CONSUMER DURABLES SECTOR - 4.3%
	Home Furnishings - 0.8%
171,500	Leggett & Platt Inc.	4,668,230
	Recreational Products - 3.5%
261,700	Brunswick Corp.	7,612,853
768,944	Winnebago Industries Inc. *	13,172,011
		20,784,864

CONSUMER NON-DURABLES SECTOR - 3.2%
	Apparel/Footwear - 3.2%
349,250	Crocs Inc. *	5,025,708
1,147,928	Fifth & Pacific Cos. Inc. *	14,291,703
		19,317,411

CONSUMER SERVICES SECTOR - 3.5%
	Hotels/Resorts/Cruiselines - 1.5%
262,400	Royal Caribbean Cruises Ltd.	8,921,600
	Other Consumer Services - 1.2%
211,100	Sotheby's	7,097,182
	Restaurants - 0.8%
286,366	Texas Roadhouse Inc.	4,810,949

DISTRIBUTION SERVICES SECTOR - 3.2%
	Electronics Distributors - 1.6%
153,092	Arrow Electronics Inc. *	5,829,744
123,100	ScanSource Inc. *	3,910,887
		9,740,631
	Medical Distributors - 0.8%
131,748	Patterson Cos. Inc.	4,509,734
	Wholesale Distributors - 0.8%
148,037	Beacon Roofing Supply Inc. *	4,926,671

ELECTRONIC TECHNOLOGY SECTOR - 9.3%
	Aerospace & Defense - 3.9%
168,700	BE Aerospace Inc. *	8,333,780
563,329	Hexcel Corp. *	15,187,349
		23,521,129
	Computer Communications - 0.7%
44,327	F5 Networks Inc. *	4,306,368
	Electronic Components - 1.1%
199,700	Cree Inc. *	6,785,806
	Electronic Equipment/Instruments - 0.4%
82,518	National Instruments Corp.	2,129,790
	Electronic Production Equipment - 1.0%
165,900	Lam Research Corp. *	5,993,967
	Semiconductors - 1.2%
217,636	Power Integrations Inc.	7,314,746
	Telecommunications Equipment - 1.0%
379,000	Ciena Corp. *	5,950,300

ENERGY MINERALS SECTOR - 1.9%
	Oil & Gas Production - 1.9%
92,253	Unit Corp. *	4,155,998
164,365	Whiting Petroleum Corp. *	7,128,510
		11,284,508

FINANCE SECTOR - 9.7%
	Finance/Rental/Leasing - 1.7%
473,537	Mobile Mini Inc. *	9,863,776
	Insurance Brokers/Services - 0.8%
144,300	Arthur J. Gallagher & Co.	4,999,995
	Life/Health Insurance - 0.6%
66,900	Reinsurance Group of America Inc.	3,580,488
	Major Banks - 0.4%
81,100	Comerica Inc.	2,460,574
	Regional Banks - 6.0%
564,586	Associated Banc-Corp.	7,407,368
199,903	CoBiz Financial Inc.	1,493,275
125,838	Columbia Banking System Inc.	2,257,534
235,700	First Midwest Bancorp Inc.	2,950,964
238,600	Hancock Holding Co.	7,573,164
139,916	Sandy Spring Bancorp Inc.	2,717,169
27,574	SCBT Financial Corp.	1,107,923
491,500	Zions Bancorporation	10,518,100
		36,025,497
	Savings Banks - 0.2%
53,700	MB Financial Inc.	1,060,575

HEALTH SERVICES SECTOR - 7.9%
	Health Industry Services - 6.4%
284,619	HealthSouth Corp. *	6,008,307
912,200	MedAssets Inc. *	15,297,594
221,800	Omnicare Inc.	8,006,980
296,984	PAREXEL International Corp. *	8,787,757
		38,100,638
	Hospital/Nursing Management - 0.5%
63,400	Universal Health Services Inc.	3,065,390
	Medical/Nursing Services - 1.0%
290,300	VCA Antech Inc. *	6,110,815

HEALTH TECHNOLOGY SECTOR - 2.1%
	Biotechnology - 1.1%
336,310	Meridian Bioscience Inc.	6,810,278
	Medical Specialties - 1.0%
296,600	Hologic Inc. *	5,940,898

INDUSTRIAL SERVICES SECTOR - 5.3%
	Contract Drilling - 2.2%
412,900	Patterson-UTI Energy Inc.	7,692,327
178,600	Rowan Companies PLC *	5,584,822
		13,277,149
	Engineering & Construction - 3.1%
270,200	Chicago Bridge & Iron Co. N.V. NYS	12,523,770
260,109	Foster Wheeler AG *	6,325,851
		18,849,621

NON-ENERGY MINERALS SECTOR - 0.3%
	Construction Materials - 0.3%
47,500	Trex Co. Inc. *	1,768,425

PROCESS INDUSTRIES SECTOR - 4.1%
	Chemicals: Major Diversified - 1.4%
186,450	Celanese Corp.	8,302,618
	Chemicals: Specialty - 0.8%
97,068	Rockwood Holdings Inc.	4,800,983
	Containers/Packaging - 0.8%
274,800	Sealed Air Corp.	4,811,748
	Industrial Specialties - 1.1%
144,343	Polypore International Inc. *	6,711,950

PRODUCER MANUFACTURING SECTOR - 15.4%
	Auto Parts: OEM - 1.7%
341,900	Gentex Corp.	6,434,558
481,474	Modine Manufacturing Co. *	3,914,384
		10,348,942
	Building Products - 0.8%
282,700	Masco Corp.	4,709,782
	Electrical Products - 3.2%
395,450	Greatbatch Inc. *	9,190,258
453,344	Molex Inc. - Cl A	10,118,637
		19,308,895
	Industrial Conglomerates - 1.5%
128,477	SPX Corp.	9,012,662
	Industrial Machinery - 2.5%
129,000	Kennametal Inc.	5,160,000
141,600	Regal-Beloit Corp.	9,978,552
		15,138,552
	Metal Fabrication - 1.0%
185,243	Dynamic Materials Corp.	2,574,878
201,199	Gibraltar Industries Inc. *	3,203,088
		5,777,966
	Miscellaneous Manufacturing - 1.9%
242,700	Crane Co.	11,232,156
	Trucks/Construction/Farm Machinery - 2.8%
98,824	Astec Industries Inc. *	3,293,804
211,008	Columbus McKinnon Corp. *	3,485,852
171,318	Douglas Dynamics Inc.	2,465,266
131,600	Terex Corp. *	3,699,276
233,600	Twin Disc Inc.	4,071,647
		17,015,845

RETAIL TRADE SECTOR - 1.4%
	Apparel/Footwear Retail - 1.4%
219,273	Urban Outfitters Inc. *	8,630,585

TECHNOLOGY SERVICES SECTOR - 7.2%
	Data Processing Services - 1.0%
136,800	Global Payments Inc.	6,197,040
	Information Technology Services - 1.2%
236,700	VeriFone Systems Inc. *	7,025,256
	Internet Software/Services - 1.5%
277,755	LogMeIn Inc. *	6,224,490
61,000	OpenTable Inc. *	2,976,800
		9,201,290
	Packaged Software - 3.5%
121,302	Aspen Technology Inc. *	3,352,787
218,000	Informatica Corp. *	6,609,760
473,919	Parametric Technology Corp. *	10,667,917
		20,630,464

TRANSPORTATION SECTOR - 1.8%
	Air Freight/Couriers - 1.8%
211,800	Con-way Inc.	5,892,276
375,500	UTI Worldwide Inc.	5,031,700
		10,923,976
	Total common stocks (cost $458,307,469)	543,476,398

SHORT-TERM INVESTMENTS - 8.2%(a)
	Variable Rate Demand Note - 8.2%
$49,340,509	U.S. Bank, N.A., 0.00%	49,340,509
	Total short-term investments (cost $49,340,509)	49,340,509
	Total investments - 98.8% (cost $507,647,978)	592,816,907
	Other assets, less liabilities - 1.2% (a)	6,874,965
	TOTAL NET ASSETS - 100.0%	$599,691,872

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company
NYS -	New York Registered Shares

The cost basis of investments for federal income tax purposes at December 31, 2012, was as follows+:

Cost of investments	$507,647,978

Gross unrealized appreciation	100,034,461
Gross unrealized depreciation	(14,865,532)
Net unrealized appreciation	$85,168,929

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$543,476,398

Level 2 – Short-Term Variable Rate Demand Note	49,340,509
Level 3 -	---
Total	$592,816,907

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2012.

See the Schedule of Investments for investments detailed by industry classifications.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 93.4%(a)

COMMERCIAL SERVICES SECTOR - 6.1%
	Advertising/Marketing Services - 3.4%
4,194,000	Omnicom Group Inc.	$209,532,240
	Miscellaneous Commercial Services - 2.7%
4,158,000	Cintas Corp.	170,062,200

CONSUMER NON-DURABLES SECTOR - 7.4%
	Food: Major Diversified - 3.6%
2,973,450	Danone S.A. - SP-ADR	39,814,496
2,871,000	Nestle' S.A. - SP-ADR	187,103,070
		226,917,566
	Household/Personal Care - 3.8%
2,778,000	Kimberly-Clark Corp.	234,546,540

CONSUMER SERVICES SECTOR - 3.1%
	Media Conglomerates - 3.1%
4,015,700	Time Warner Inc.	192,070,931

DISTRIBUTION SERVICES SECTOR - 7.9%
	Food Distributors - 4.5%
8,820,000	Sysco Corp.	279,241,200
	Medical Distributors - 3.4%
4,983,000	AmerisourceBergen Corp.	215,165,940

ELECTRONIC TECHNOLOGY SECTOR - 4.3%
	Electronic Components - 4.3%
7,251,000	TE Connectivity Ltd.	269,157,120

ENERGY MINERALS SECTOR - 3.5%
	Oil & Gas Production - 3.5%
4,245,000	Devon Energy Corp.	220,909,800

FINANCE SECTOR - 13.6%
	Financial Conglomerates - 3.0%
3,253,000	American Express Co.	186,982,440
	Insurance Brokers/Services - 1.9%
3,534,400	Willis Group Holdings PLC	118,508,432
	Major Banks - 8.7%
13,500,000	Bank of New York Mellon Corp.	346,950,000
6,535,000	Comerica Inc.	198,271,900
		545,221,900
HEALTH TECHNOLOGY SECTOR - 6.8%
	Medical Specialties - 3.7%
4,029,000	Covidien PLC	232,634,460
	Pharmaceuticals: Major - 3.1%
4,383,000	GlaxoSmithKline PLC - SP-ADR	190,529,010

INDUSTRIAL SERVICES SECTOR - 2.5%
	Oilfield Services/Equipment - 2.5%
2,270,000	Schlumberger Ltd.	157,288,300

PROCESS INDUSTRIES SECTOR - 2.4%
	Chemicals: Agricultural - 2.4%
1,552,550	Monsanto Co.	146,948,858

PRODUCER MANUFACTURING SECTOR - 19.6%
	Industrial Conglomerates - 13.3%
3,610,000	3M Co.	335,188,499
3,590,000	Berkshire Hathaway Inc. - Cl B *	322,023,000
3,540,000	Ingersoll-Rand PLC	169,778,400
		826,989,899
	Industrial Machinery - 4.1%
4,200,000	Illinois Tool Works Inc.	255,402,000
	Trucks/Construction/Farm Machinery - 2.2%
3,060,000	PACCAR Inc.	138,342,600

RETAIL TRADE SECTOR - 3.6%
	Discount Stores - 3.6%
3,277,000	Wal-Mart Stores Inc.	223,589,710

TECHNOLOGY SERVICES SECTOR - 9.5%
	Data Processing Services - 2.8%
3,056,000	Automatic Data Processing Inc.	174,222,560
	Information Technology Services - 4.2%
3,965,000	Accenture PLC	263,672,500
	Packaged Software - 2.5%
5,718,000	Microsoft Corp.	152,842,140

TRANSPORTATION SECTOR - 3.1%
	Air Freight/Couriers - 3.1%
4,860,000	Expeditors International of Washington Inc.	192,213,000
	Total common stocks (cost $4,862,386,026)	5,822,991,346

SHORT-TERM INVESTMENTS - 6.5%(a)
	Commercial Paper - 6.5%
$407,700,000	U.S. Bank, N.A., 0.05%, due 01/02/13	407,699,434
	Total short-term investments (cost $407,699,434)	407,699,434
	Total investments - 99.9% (cost $5,270,085,460)	6,230,690,780
	Other assets, less liabilities - 0.1% (a)	4,322,671
	TOTAL NET ASSETS - 100.0%	$6,235,013,451

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2012, was as follows+:

Cost of investments	$5,270,085,460

Gross unrealized appreciation	1,087,834,597
Gross unrealized depreciation	(127,229,277)
Net unrealized appreciation	$960,605,320

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$5,822,991,346

Level 2 – Short-Term Investments	407,699,434
Level 3 –	---
Total	$6,230,690,780

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2012.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 86.8%(a)

COMMERCIAL SERVICES SECTOR - 10.1%
	Advertising/Marketing Services - 3.2%
169,700	WPP PLC (United Kingdom) (b)	$2,479,190
	Miscellaneous Commercial Services - 2.7%
41,000	Secom Co. Ltd. (Japan) (b)	2,065,671
	Personnel Services - 4.2%
60,425	Adecco S.A. (Switzerland) (b)	3,200,003

CONSUMER DURABLES SECTOR - 6.1%
	Automotive Aftermarket - 2.2%
148,100	Pirelli & C. SpA (Italy) (b)	1,706,372
	Other Consumer Specialties - 2.4%
895,000	Samsonite International S.A. (Hong Kong) (b)	1,878,236
	Recreational Products - 1.5%
17,900	Shimano Inc. (Japan) (b)	1,146,192

CONSUMER NON-DURABLES SECTOR - 12.0%
	Food: Major Diversified - 7.9%
33,800	Danone S.A. - SP-ADR (France) (b)	2,233,829
31,000	Nestle' S.A. (Switzerland) (b)	2,022,548
46,400	Unilever PLC (United Kingdom) (b)	1,803,619
		6,059,996
	Household/Personal Care - 4.1%
45,700	Henkel AG & Co. KGaA (Germany) (b)	3,136,456

CONSUMER SERVICES SECTOR - 4.6%
	Restaurants - 4.6%
294,825	Compass Group PLC (United Kingdom) (b)	3,499,814

DISTRIBUTION SERVICES SECTOR - 2.2%
	Wholesale Distributors - 2.2%
434,000	Electrocomponents PLC (United Kingdom) (b)	1,690,762

ELECTRONIC TECHNOLOGY SECTOR - 6.5%
	Aerospace & Defense - 2.6%
138,075	Rolls-Royce Holdings PLC (United Kingdom) * (b)	1,980,473
	Electronic Components - 3.9%
81,600	TE Connectivity Ltd. (Switzerland)	3,028,992

ENERGY MINERALS SECTOR - 2.9%
	Integrated Oil - 2.9%
63,850	Royal Dutch Shell PLC (United Kingdom) (b)	2,216,257

FINANCE SECTOR - 7.9%
	Financial Conglomerates - 2.6%
53,575	Brookfield Asset Management Inc. (Canada)	1,962,675
	Insurance Brokers/Services - 2.4%
55,850	Willis Group Holdings PLC (Ireland)	1,872,651
	Property/Casualty Insurance - 2.9%
6,300	Fairfax Financial Holdings Ltd. (Canada)	2,270,901

HEALTH TECHNOLOGY SECTOR - 6.6%
	Medical Specialties - 3.3%
44,150	Covidien PLC (Ireland)	2,549,221
	Pharmaceuticals: Major - 3.3%
115,950	GlaxoSmithKline PLC (United Kingdom) (b)	2,524,511

INDUSTRIAL SERVICES SECTOR - 2.4%
	Oilfield Services/Equipment - 2.4%
26,200	Schlumberger Ltd. (Curacao)	1,815,398

NON-ENERGY MINERALS SECTOR - 3.4%
	Construction Materials - 3.4%
128,075	CRH PLC (Ireland) (b)	2,645,911

PROCESS INDUSTRIES SECTOR - 5.2%
	Chemicals: Specialty - 1.6%
20,500	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	1,251,116
	Industrial Specialties - 3.6%
41,450	Akzo Nobel N.V. (Netherlands) (b)	2,743,870

PRODUCER MANUFACTURING SECTOR - 10.0%
	Industrial Conglomerates - 3.1%
49,150	Ingersoll-Rand PLC (Ireland)	2,357,234
	Industrial Machinery - 6.9%
14,050	Schindler Holding AG (Switzerland) (b)	2,032,414
17,900	SMC Corp. (Japan) (b)	3,251,616
		5,284,030

RETAIL TRADE SECTOR - 2.8%
	Food Retail - 2.8%
396,225	Tesco PLC (United Kingdom) (b)	2,182,647

TECHNOLOGY SERVICES SECTOR - 4.1%
	Information Technology Services - 4.1%
47,200	Accenture PLC (Ireland)	3,138,800
	Total common stocks (cost $60,167,431)	66,687,379

SHORT-TERM INVESTMENTS - 11.6%(a)
	Commercial Paper - 11.6%
$8,900,000	U.S. Bank, N.A., 0.05%, due 01/02/13	8,899,988
	Total short-term investments (cost $8,899,988)	8,899,988
	Total investments - 98.4% (cost $69,067,419)	75,587,367
	Other assets, less liabilities - 1.6% (a)	1,254,977
	TOTAL NET ASSETS - 100.0%	$76,842,344

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)	Security does not trade during New York Stock Exchange hours and has been valued in accordance with
	the Fund's pricing procedures and has been classified as level 2.
	As of December 31, 2012 the aggregate value of these securities was $47,691,507.

PLC -	Public Limited Company

FMI International Fund
Schedule of Forward Currency Contracts
December 31, 2012

								Unrealized
Settlement		Currency to		U.S. $ Value at	Currency to		U.S. $ Value at	Appreciation
Date	Counterparty	be Delivered		December 31, 2012	be Received		December 31, 2012	(Depreciation)
1/25/2013	Bank of New York	10,100,000	British Pound	16,405,819	16,180,200	U.S. Dollar	16,180,200	(225,619)
1/25/2013	U.S. Bank, N.A.	700,000	British Pound	1,137,037	1,127,070	U.S. Dollar	1,127,070	(9,967)
1/25/2013	Bank of New York	3,800,000	Canadian Dollar	3,818,159	3,826,017	U.S. Dollar	3,826,017	7,858
1/25/2013	Bank of New York	1,900,000	Euro	2,508,467	2,499,830	U.S. Dollar	2,499,830	(8,637)
1/25/2013	U.S. Bank, N.A.	4,700,000	Euro	6,205,154	6,101,540	U.S. Dollar	6,101,540	(103,614)
1/25/2013	U.S. Bank, N.A.	520,000,000	Japanese Yen	6,003,482	6,516,699	U.S. Dollar	6,516,699	513,217
1/25/2013	U.S. Bank, N.A.	7,300,000	Swiss Franc	7,985,376	7,830,938	U.S. Dollar	7,830,938	(154,438)
				$44,063,494			$44,082,294	$18,800
1/25/2013	U.S. Bank, N.A.	1,499,893	U.S. Dollar	1,499,893	1,400,000	Swiss Franc	1,531,442	31,549
				$45,563,387			$45,613,736	$50,349

The cost basis of investments for federal income tax purposes at December 31, 2012, was as follows+:

Cost of investments	$69,067,419

Gross unrealized appreciation
(excluding forward currency contracts)	7,392,908
Gross unrealized depreciation
(excluding forward currency contracts)	(872,960)
Net unrealized appreciation
(excluding forward currency contracts)	$6,519,948

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Common Stocks	$18,995,872	$	---

Level 2 – Common Stocks	47,691,507		---
Level 2 – Short-Term Investments	8,899,988		---
Level 2 – Forward Currency Contracts	---		50,349
Total Level 2	56,591,495		50,349

Level 3 -	---		---
Total	$75,587,367		$50,349

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2012.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act(17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.

     By (Signature and Title) /s/ Ted D. Kellner
   Ted D. Kellner, President/Principal Executive Officer

     Date February 12, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     Registrant)   FMI Funds, Inc.

     By (Signature and Title) /s/ Ted D. Kellner
   Ted D. Kellner, President/Principal Executive Officer

    Date February 12, 2013

     By (Signature and Title) /s/ Ted D. Kellner
   Ted D. Kellner, Treasurer/Principal Financial Officer

     Date February 12, 2013